UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Robin Miller
Title:	 Chief Compliance Officer
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Robin Miller	Pittsburgh, PA	April 7, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      91
Form 13F Information Table Value Total:	 435,196
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                                        PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  SHRS_PR SH_PRN    CALL    DISC   MANAGER SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	487	0	SH		SOLE		0
3M Company		COM		88579y101	520	6	SH		SOLE		6
Abbott Labs		COM		002824100	1931	37	SH		SOLE		37
Air Prods & Chem	COM		009158106	253	3	SH		SOLE		3
ALCOA			COM		013817101	4371	307	SH		SOLE		307
Allergan		COM		018490102	14515	222	SH		SOLE		222
Allstate Corp.		COM		020002101	304	9	SH		SOLE		9
Altria Group		COM		02209S103	267	13	SH		SOLE		13
American Express	COM		025816109	425	10	SH		SOLE		10
Amgen Inc.		COM		031162100	9908	166	SH		SOLE		166
Ansys Inc.		COM		03662Q105	1026	24	SH		SOLE		24
Arthur J Gallagher	COM		363576109	9072	370	SH		SOLE		370
AT&T			COM		00206r102	17486	677	SH		SOLE		677
Bank of NY Mellon	COM		064058100	9258	300	SH		SOLE		300
Baxter Intl		COM		071813109	335	6	SH		SOLE		6
Berkshire Hath B	CLA B		084670207	309	4	SH		SOLE		4
BMC Software		COM		055921100	2541	67	SH		SOLE		67
Boeing			COM		097023105	17115	236	SH		SOLE		236
BP p.l.c		COM		055622104	6846	120	SH		SOLE		120
CA			COM		12673P105	13852	590	SH		SOLE		590
Caterpillar Inc.	COM		149123101	304	5	SH		SOLE		5
CBS Corp A		CL A		124857103	353	25	SH		SOLE		25
Charles Schwab Corp	COM		808513105	5878	314	SH		SOLE		314
Cisco Systems		COM		17275r102	1957	75	SH		SOLE		75
Coca Cola Co		COM		191216100	630	11	SH		SOLE		11
Colgate-Palmolive	COM		194162103	670	8	SH		SOLE		8
Comcast Corp A		CL A		20030n101	17556	932	SH		SOLE		932
ConocoPhillips		COM		20825C104	285	6	SH		SOLE		6
Cons Communications	COM		209034107	5590	295	SH		SOLE		295
Cynosure		COM		232577205	3401	303	SH		SOLE		303
Dell			COM		24702r101	3655	243	SH		SOLE		243
El Paso Corp.		COM		28336L109	1059	98	SH		SOLE		98
EMC Corp.		COM		268648102	6078	337	SH		SOLE		337
EQT Corp		COM		26884l109	306	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	10056	233	SH		SOLE		233
Exelon Corp.		COM		30161N101	231	5	SH		SOLE		5
Exxon Mobil		COM		30231G102	3109	46	SH		SOLE		46
FirstEnergy Corp	COM		337932107	7102	182	SH		SOLE		182
FNB Corp		COM		302520101	4630	571	SH		SOLE		571
Fuel Systems Sols	COM		35952W103	2368	74	SH		SOLE		74
General Electric	COM		369604103	14585	801	SH		SOLE		801
Goldman Sachs		COM		38141g104	216	1	SH		SOLE		1
Hercules Offshore	COM		427093109	1848	428	SH		SOLE		428
Hewlett Packard		COM		428236103	478	9	SH		SOLE		9
Honeywell		COM		438516106	12579	278	SH		SOLE		278
Ingersoll Rand		COM		G47791101	11289	324	SH		SOLE		324
Intel Corp.		COM		458140100	2382	107	SH		SOLE		107
Intl Business Mach	COM		459200101	8385	65	SH		SOLE		65
iShares MSCI-Japan	MSCI JAPAN	464286848	7245	694	SH		SOLE		694
IShares Tr S&P 100	MSCI JAPAN	464287101	281	5	SH		SOLE		5
IShs Trust Corp Bond	MSCI JAPAN	464287242	11818	112	SH		SOLE		112
Johnson & Johnson	COM		478160104	1453	22	SH		SOLE		22
Joy Global Inc.		COM		481165108	11878	210	SH		SOLE		210
Kimberly Clark		COM		494368103	11662	185	SH		SOLE		185
Loews Corp		COM		540424108	19757	530	SH		SOLE		530
Marsh & McLennan	COM		571748102	5962	244	SH		SOLE		244
Matthews Intl		CL A		577128101	2993	84	SH		SOLE		84
Medtronic		COM		585055106	12550	279	SH		SOLE		279
Merck			COM		58933Y105	825	22	SH		SOLE		22
Metlife			COM		59156R108	228	5	SH		SOLE		5
Microsoft		COM		594918104	12888	440	SH		SOLE		440
Mid Cap SPDR		COM		595635103	271	2	SH		SOLE		2
Mylan Inc		COM		628530107	744	33	SH		SOLE		33
Nokia Corp		COM		654902204	156	10	SH		SOLE		10
Nvidia Corp		COM		67066g104	271	16	SH		SOLE		16
OPNET Technologies 	COM		683757108	5994	372	SH		SOLE		372
Oracle Corp		COM		68389x105	636	25	SH		SOLE		25
Pepsico			COM		713448108	743	11	SH		SOLE		11
Pfizer Inc		COM		717081103	5367	313	SH		SOLE		313
Philip Morris Intl Inc	COM		718172109	692	13	SH		SOLE		13
PNC Financial		COM		693475105	10854	182	SH		SOLE		182
PPG Inds		COM		693506107	4361	67	SH		SOLE		67
Procter & Gamble	COM		742718109	939	15	SH		SOLE		15
Rockwell Collins	COM		774341101	241	4	SH		SOLE		4
Royal Dutch Shell	COM		780259206	448	8	SH		SOLE		8
Russell 3000 Index	RUSSELL 3000	464287689	1309	19	SH		SOLE		19
Sandisk Inc		COM		80004C101	20601	595	SH		SOLE		595
Schwab US Broad Mk	ETF		808524102	1005	36	SH		SOLE		36
Spectrum Control	COM		847615101	3639	311	SH		SOLE		311
Stryker Corp		COM		863667101	253	4	SH		SOLE		4
Telefonos De Mexico	SPON ADR ORD L	879403780	1645	105	SH		SOLE		105
Texas Instruments	COM		882508104	3589	147	SH		SOLE		147
U.S. Bancorp		COM NEW		902973304	282	11	SH		SOLE		11
United Technologies	COM		913017109	907	12	SH		SOLE		12
V F Corp.		COM		918204108	7633	95	SH		SOLE		95
Verizon			COM		92343V104	18634	601	SH		SOLE		601
Viacom Cl B		CL B		92553p201	300	9	SH		SOLE		9
Viacom Inc		CL A		92553p102	960	26	SH		SOLE		26
WalMart			COM		931142103	779	14	SH		SOLE		14
Windstream Corp		COM		97381w104	1331	122	SH		SOLE		122
Xilinx Inc		COM		983919101	3272	128	SH		SOLE		128




